Supplemental Guarantor Information - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Condensed Financial Statements, Captions [Line Items]
Equity ownership percentage	100.00%
Notes Due 2029 [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly traded notes	$ 300
Publicly-traded notes maturity date	2029